SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

13. SHARE BASED COMPENSATION

Share Awards to Employees

In November 2006, the Company entered into an agreement with Mr. Panjian Li (“Mr. Li”), Chief Executive Officer of ReneSola America, and with Binghua Huang (“Mr. Huang”), Chief Technology Officer of the Company, to grant 40,000 and 20,000 common shares, respectively, each year for a period of five and three years, respectively, commencing January 2008. The fair value of the shares was $4.47 per share based on the market price as of the grant date. These shares do not have an exercise price and vest at no cost to Mr. Li or Mr. Huang.

2007 Share Incentive Plan

On September 27, 2007, the Company adopted the ReneSola Ltd 2007 Share Incentive Plan (the “Plan”) that provides for grant of share options, restricted shares and restricted share units to employees in the Plan. A maximum of 7,500,000 authorized but unissued shares of the Company have been reserved and allocated to the Plan, whose shares were subsequently registered and are issuable upon exercise of outstanding options granted under the Plan. The Plan shall be administered by the Compensation Committee of the Board of Directors (the “Committee”).

Except as otherwise noted in the award agreements with the employee or consultant, the options can be exercised within six years from the award date, except for participant’s termination of employment or service. The vesting schedule and the exercise price per share will be determined by the Committee and set forth in the individual award agreement. In the event of any distribution, share split, or recapitalization of the Company, the Committee shall make such proportionate and equitable adjustments, if any, to reflect such change with respect to (a) the aggregate number and type of shares that may be issued under the Plan and (b) the terms and conditions of any outstanding awards. Except as may otherwise be provided in any award agreement, if a change of control occurs and a participant’s awards are not converted, assumed, or replaced by a successor, such awards shall become fully exercisable and all forfeiture restrictions on such awards shall lapse.

Options to Employees

From January to December 2012, the Company granted 1,700,000 share options to certain employees with exercise prices of $0.74 to $1.35. From January to December 2013, the Company granted 800,000 share options to certain employees with exercise prices of $0.74 to $0.90.

Options Modification

On August 8, 2012, the Board of Directors approved an option modification to reduce the exercise price of all the options granted before August 8, 2012 to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of $738,363, of which $75,838 was recorded during the year ended December 31, 2013. The remaining $218,152 will be amortized over the remaining vesting period of the modified options, ranging from 2014 to 2017.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below.

	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2011	0.81-2.20%	4.5 years	60.02-82.78%	0%
Granted in 2012	0.68-1.19%	4.5 years	83.47-98.18%	0%
Granted in 2013	0.65-0.80%	4.5 years	175.69-200.98%	0%

Expected volatilities based on the average of the standard deviation of the daily stock prices of the Company and other selected comparable companies in the same industry. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2013	7,856,600	0.74	2.51	263,081
Modification on August 8, 2013
Granted	800,000	0.87	4.19
Exercised	(593,800)	0.74	0.43
Forfeited	(1,422,000)	0.74	N/A
Outstanding on December 31, 2013	6,640,800	0.75	2.03	6,451,792
Vested or expected to vest at December 31, 2013	6,367,413	0.76	2.02	6,171,599
Exercisable at December 31, 2013	3,431,800	0.74	1.12	3,392,582

The weighted average fair value of options granted during the years ended December 31, 2011, 2012 and 2013 was $0.94, $0.58 and $0.81, respectively.

Total intrinsic value of options exercised for the years ended December 31, 2011, 2012 and 2013 was $104,671, $nil and $544,888, respectively.

Compensation cost of $4,359,540, $2,221,406 and $1,626,560 has been charged against income during the year ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2013, there was $ 3,236,091   in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan, which is expected to be recognized over a weighted-average period of 3.01 years.